Investments - Narrative (Details) (USD $)	12 Months Ended												3 Months Ended				12 Months Ended						3 Months Ended	12 Months Ended
	Dec. 31, 2013 positions	Dec. 31, 2012	Dec. 31, 2013 Government Related Securities [Member]	Dec. 31, 2012 Government Related Securities [Member]	Dec. 31, 2013 U.S. Agency Securities [Member]	Dec. 31, 2012 U.S. Agency Securities [Member]	Dec. 31, 2013 Other asset-backed securities	Dec. 31, 2012 Other asset-backed securities	Dec. 31, 2013 Covered Bonds [Member]	Dec. 31, 2012 Covered Bonds [Member]	Dec. 31, 2013 Corporate	Dec. 31, 2012 Corporate	Dec. 31, 2013 Medium-term Notes [Member]	Dec. 31, 2012 Medium-term Notes [Member]	Dec. 31, 2013 Tier One and Upper Tier Two Securities [Member]	Dec. 31, 2012 Tier One and Upper Tier Two Securities [Member]	Dec. 31, 2013 Equity securities	Dec. 31, 2012 Equity securities	Dec. 31, 2011 Equity securities	Dec. 31, 2013 Fixed Income Funds Member	Dec. 31, 2012 Fixed Income Funds Member	Dec. 31, 2013 Structured Credit Securities [Member]	Dec. 31, 2013 RMBS - Non-Agency	Dec. 31, 2012 RMBS - Non-Agency	Dec. 31, 2013 Currency losses	Dec. 31, 2013 CMBS	Dec. 31, 2012 CMBS	Dec. 31, 2013 Core CDO
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Fair value			$ 2,275,600,000	$ 1,988,500,000	$ 284,300,000	$ 446,700,000									$ 282,200,000	$ 308,500,000						$ 4,100,000
Available For Sale Securities Continuous Unrealized Loss Position Aggregate Losses Accumulated In Investments															4,000,000	19,100,000
Cost or amortized cost			2,241,500,000	1,912,700,000	267,000,000	404,300,000									286,200,000	327,600,000
Fixed maturities, at fair value	27,500,136,000	27,846,920,000					1,242,104,000	1,470,711,000	553,100,000	647,100,000	11,125,830,000	10,482,000,000	154,600,000	194,300,000									398,768,000	647,733,000		1,246,795,000	1,077,251,000
Amortized cost of fixed maturities	27,111,874,000	26,544,806,000					1,210,384,000	1,426,483,000	526,400,000	605,400,000	10,802,332,000	9,837,962,000	147,700,000	194,800,000									396,798,000	678,469,000		1,223,313,000	1,010,794,000
Fixed maturities, held to maturity	2,858,695,000	2,814,447,000					106,540,000	222,340,000	8,600,000	8,400,000	1,386,863,000	1,425,320,000											66,987,000	83,205,000		144,924,000	12,751,000
Fair value of held to maturity securities	3,131,235,000	3,262,804,000					113,448,000	251,460,000	8,700,000	8,600,000	1,499,074,000	1,615,397,000											71,972,000	93,707,000		156,788,000	14,799,000
Percentage of fixed income portfolio invested in securities below investment grade	2.60%	2.90%
Percentage of gross unrealized losses relating to securities below investment grade	12.40%	37.70%
Pledged assets, amount	15,500,000,000	16,900,000,000
Available For Sale Securities Gross Unrealized Loss Accumulated In Investments	437,036,000	282,812,000
Total number of positions - AFS	7,930
Held To Maturity Securities Accumulated Unrecognized Holding Loss	1,610,000	2,681,000					0	167,000			968,000	794,000											0	0		0	0
AFS securities in unrealized loss position (number of positions)	2,286
Total number of positions - HTM	203
Marketable Securities Unrealized Loss Other Than Temporary Impairments Amount																						12,200,000	200,000			500,000		11,400,000
HTM securities in unrealized loss position (number of positions)	4
OTTI on investments, net of amounts transferred to other comprehensive income	16,300,000												4,300,000				17,000	3,746,000	0				7,700,000		4,300,000
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	92,167,000	114,056,000																					66,100,000	56,900,000
Equity securities, at fair value	1,040,237,000	649,359,000																		87,400,000	101,900,000
Cost of equity securities	$ 903,201,000	$ 617,486,000																		$ 100,000,000	$ 100,000,000
Impaired Investment Cumulative Fair Value Decline Percentage Amortized Cost																						50.00%